Operating loans and long-term debt - Narrative (Details) £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CAD ($)	May 31, 2025 USD ($)	Jan. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 371	$ 265
Loss on interest rate swap contracts	$ (2)	(4)
Non-current derivative financial assets		2
Interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Derivative Financial Assets And Liabilities, Weighted Average Fixed Interest Rate	3.27%		3.27%	3.27%		2.61%
Uncommitted Revolving Credit Facility | Europe
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	$ 20
Demand Line of Credit
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	11			$ 15
Revolving credit facility which matures July 2026 | Deferred Financing Costs Netting
Disclosure of detailed information about borrowings [line items]
Borrowings	2	2
Credit Facilities Dedicated to Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings	130	130
Borrowings, Letters Of Credit	38	$ 36
Revolving Credit Facility Which Matures May 2030
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	1,000				$ 1,000
Revolving Credit Facility Which Matures May 2030 | Europe
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity | £			£ 15
Revolving Credit Facility Which Matures July 2025
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity					200
Revolving Credit Facility Which Matures May 2028
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity					$ 300
Revolving Credit Facility Which Matures May 2028 | Interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 75